SHARE-BASED PAYMENT (Schedule of Change of Awards) (Details)	12 Months Ended
	Dec. 31, 2018 ILS (₪) shares yr	Dec. 31, 2017 ILS (₪) shares yr	Dec. 31, 2016 ILS (₪) shares yr
Number of Options
Outstanding at beginning of year | shares	2,572,372	2,487,236	2,281,493
Granted | shares	617,825	458,950	401,275
Exercised | shares	(53,584)	(10,659)	(8,398)
Forfeited | shares	(691,016)	(363,155)	(187,134)
Outstanding at end of year | shares	2,445,597	2,572,372	2,487,236
Exercisable at end of year | shares	1,406,048	1,755,253	1,543,358
Weighted Average Exercise Price
Outstanding at beginning of year | ₪	₪ 32.47	₪ 35.2	₪ 38.96
Granted | ₪	19.02	21.1	15.17
Exercised | ₪	15.77	18.19	18.47
Forfeited | ₪	30.51	35.7	39.22
Outstanding at end of year | ₪	29.99	32.47	35.2
Exercisable at end of year | ₪	₪ 38.02	₪ 38.69	₪ 40.44
The weighted average remaining contractual life for the share options | yr	3.63	3.22	3.62